Fair Value - Summary of Fair Value Non of Financial Instruments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Non financial assets	₩ 4,840,220	₩ 4,809,091
Non financial liabilities	130,611	20,134
Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	52,055	6,970
Non financial liabilities	0
Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,659,385	1,942,555
Non financial liabilities	123,780	20,134
Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	3,128,780	2,859,566
Non financial liabilities	6,831	0
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,118,619	1,256,266
Financial assets at fair value through other comprehensive income [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets		0
Financial assets at fair value through other comprehensive income [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	1,118,619	1,256,266
Financial assets at fair value through other comprehensive income [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets		0
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	809,919	632,324
Financial assets at fair value through profit or loss [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	46,449	232
Non financial liabilities	0
Financial assets at fair value through profit or loss [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	330,961	136,951
Financial assets at fair value through profit or loss [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	432,509	495,141
Non financial liabilities		0
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	258,516	557,342
Other financial assets at fair value through other comprehensive income [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	5,606	6,738
Other financial assets at fair value through other comprehensive income [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	202,121	508,550
Other financial assets at fair value through other comprehensive income [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	50,789	42,054
Derivative financial assets for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	7,684	58,576
Derivative financial assets for hedging [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	7,684	40,788
Derivative financial assets for hedging [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets		17,788
Investment Properties [member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	2,645,482	2,304,583
Investment Properties [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets		0
Investment Properties [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets		0
Investment Properties [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets	2,645,482	2,304,583
Other financial liabilities at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	2,682	38
Other financial liabilities at fair value through profit or loss [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	45	38
Other financial liabilities at fair value through profit or loss [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	2,637
Derivative financial liabilities for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	127,929	20,096
Derivative financial liabilities for hedging [member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial assets		0
Non financial liabilities	0
Derivative financial liabilities for hedging [member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	123,735	20,096
Derivative financial liabilities for hedging [member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Non financial liabilities	₩ 4,194	₩ 0